Segment Information (Details) - Schedule of Operating Segments Based on Internal Management Report - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Automotive after-sales service [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 98,813	$ 89,851
Depreciation and amortization	(1,884)	(1,633)
Segment income (loss) before tax	6,332	8,466
Insurance intermediation service [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	47,710	29,346
Depreciation and amortization	(1,278)	(407)
Segment income (loss) before tax	(938)	(819)
Others [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	12,855	5,531
Depreciation and amortization	(28)	(37)
Segment income (loss) before tax	(3,408)	(34)
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	159,378	124,728
Depreciation and amortization	(3,190)	(2,077)
Segment income (loss) before tax	$ 1,986	$ 7,613